Schedule of maturity profile of the group’s financial liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 349,799	$ 321,350
Non-interest bearing, other payables and accruals	3,455,153	878,421
Non-interest bearing, amount due to directors	132,468	20,763
Non-interest bearing, amount due to directors	5,554,288	5,972,257	3,610,711
Interest bearing, lease liabilities	559,272	961,875	$ 500,308
Non-interest bearing and interest bearing	10,050,980	8,154,666
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	349,799	321,350
Non-interest bearing, other payables and accruals	3,455,153	878,421
Non-interest bearing, amount due to directors	132,468	20,763
Non-interest bearing, amount due to directors	1,437,955	5,972,257
Interest bearing, lease liabilities	405,346	499,557
Non-interest bearing and interest bearing	5,780,761	7,692,348
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables
Non-interest bearing, other payables and accruals
Non-interest bearing, amount due to directors
Non-interest bearing, amount due to directors	4,699,377
Interest bearing, lease liabilities	181,428	535,578
Non-interest bearing and interest bearing	4,880,805	535,578
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	349,799	321,350
Non-interest bearing, other payables and accruals	3,455,153	878,421
Non-interest bearing, amount due to directors	132,468	20,763
Non-interest bearing, amount due to directors	6,137,372	5,972,257
Interest bearing, lease liabilities	586,774	1,035,135
Non-interest bearing and interest bearing	$ 10,661,566	$ 8,227,926
Trade payables [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Amount due to associates [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	6.65%
Lease liability [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	6.65%	6.65%